Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2018
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Mar. 25, 2019
Document Effective Date	Mar. 30, 2019
Prospectus Date	Mar. 30, 2019
Tortoise North American Pipeline Fund | Tortoise North American Pipeline Fund
Prospectus:
Trading Symbol	TPYP